Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentina [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	$ 46,028	$ 41,735	$ 48,580
Future production costs	(18,294)	(18,683)	(22,076)
Future development costs	(9,090)	(11,136)	(10,936)
Future income tax expenses	(7,594)	(3,396)	(3,808)
10% annual discount for estimated timing of cash flows	(4,787)	(4,013)	(4,658)
Total standardized measure of discounted future net cash flows	6,263	4,507	7,102
Worldwide [member]
Disclosure of discounted future net cash flow [line items]
Future cash inflows	46,028	41,735	48,580
Future production costs	(18,294)	(18,683)	(22,076)
Future development costs	(9,090)	(11,136)	(10,936)
Future income tax expenses	(7,594)	(3,396)	(3,808)
10% annual discount for estimated timing of cash flows	(4,787)	(4,013)	(4,658)
Total standardized measure of discounted future net cash flows	$ 6,263	$ 4,507	$ 7,102